UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 1 of its series: Allspring Ultra Short Municipal ETF.

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

June 30, 2026

Ultra Short Municipal ETF (AUSM)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Ultra Short Municipal ETF for the period from July 7, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Ultra Short Municipal ETF	$19	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Fund was incepted on July 7, 2025. The Bloomberg Municipal Bond Index delivered a 6.93% total return since the Fund's inception, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Ultra Short Municipal ETF	Ultra Short-Term Municipal Income Blended Index	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
7/7/2025	$10,000	$10,000	$10,000	$10,000
7/31/2025	$10,022	$10,034	$9,970	$10,034
8/31/2025	$10,063	$10,065	$10,057	$10,075
9/30/2025	$10,089	$10,080	$10,290	$10,083
10/31/2025	$10,098	$10,088	$10,417	$10,077
11/30/2025	$10,125	$10,113	$10,441	$10,106
12/31/2025	$10,159	$10,141	$10,450	$10,139
1/31/2026	$10,197	$10,175	$10,549	$10,195
2/28/2026	$10,230	$10,204	$10,680	$10,237
3/31/2026	$10,211	$10,196	$10,432	$10,203
4/30/2026	$10,232	$10,212	$10,551	$10,211
5/31/2026	$10,258	$10,236	$10,591	$10,242
6/30/2026	$10,289	$10,266	$10,693	$10,281

Ultra Short Municipal ETF

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	Since Inception 7/7/25
Ultra Short Municipal ETF	2.89
Bloomberg Municipal Bond Index	6.93
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66
Bloomberg 1 Year Municipal Bond Index	2.81

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Table Summary
Total net assets	$32,076,831
# of portfolio holdings	88
Portfolio turnover rate	109%
Total advisory fees paid	$51,846

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA	10.3
AA	29.9
A	37.9
BBB	9.7
BB	1.9
Not rated	10.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	2.3
Connecticut State HEFA Yale University Series A-3, 2.95%, 7‑1‑2049	2.0
Biloxi Public School District, 5.00%, 5‑1‑2029	1.6
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools, 5.00%, 7‑15‑2026	1.6
Prosper Independent School District, 4.00%, 2‑15‑2053	1.6
Chandler IDA Intel Corp. AMT, 4.10%, 12‑1‑2037	1.6
Chicago Midway International Airport Series C AMT, 5.00%, 1‑1‑2027	1.6
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A, 5.00%, 1‑15‑2027	1.6
Alaska Municipal Bond Bank Authority Series 3, 5.00%, 10‑1‑2026	1.6
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	64.4
1-3 years	28.1
3-5 years	6.7
10-20 years	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAUSM 06-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in the last fiscal year for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fiscal year ended June 30, 2026
Audit fees	$38,900
Audit-related fees	—
Tax fees (1)	—
All other fees	—

$38,900

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Ultra Short Municipal ETF (AUSM)
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Ultra Short Municipal ETF | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.86%
Alabama: 5.74%
Utilities revenue: 5.74%
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80%	8-1-2037	$285,000	$284,553
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	2.02	2-1-2031	750,000	750,000
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	300,000	307,432
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.20	8-1-2063	500,000	500,000
				1,841,985
Alaska: 1.57%
Miscellaneous revenue: 1.57%
Alaska Municipal Bond Bank Authority Series 3	5.00	10-1-2026	500,000	502,795
Arizona: 1.58%
Industrial development revenue: 1.58%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	500,000	506,767
Arkansas: 0.78%
Housing revenue: 0.78%
Arkansas Development Finance Authority Series B (GNMA / FNMA / FHLMC Insured)øø	2.88	7-1-2057	250,000	250,006
California: 3.01%
GO revenue: 1.26%
Parlier Unified School District BAN	4.00	2-1-2029	400,000	403,817
Resource recovery revenue: 0.78%
California Municipal Finance Authority Waste Management, Inc. Series A AMTø	2.85	10-1-2045	250,000	249,983
Utilities revenue: 0.97%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	300,000	313,303
				967,103
Colorado: 1.71%
Transportation revenue: 0.78%
E-470 Public Highway Authority Series B (U.S. SOFR+0.70%)±	3.14	9-1-2039	250,000	249,728
Utilities revenue: 0.93%
City of Colorado Springs Utilities System Revenue Series A (TD Bank N.A. SPA)øø	2.65	11-1-2037	300,000	300,000
				549,728
Connecticut: 1.96%
Education revenue: 1.96%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	625,000	627,713
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short Municipal ETF

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.70%
Housing revenue: 0.70%
District of Columbia Housing Finance Agency Benning Corridor Titleholder LLCøø	3.20%	9-1-2040	$225,000	$225,023
Florida: 4.79%
Airport revenue: 0.89%
County of Miami-Dade Aviation Revenue Series B	5.00	10-1-2026	285,000	286,549
Health revenue: 1.56%
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.71	8-1-2036	500,000	500,000
Housing revenue: 2.34%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	500,000	499,034
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	250,000	250,850
				749,884
				1,536,433
Georgia: 4.12%
Housing revenue: 1.01%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	325,000	325,850
Utilities revenue: 3.11%
Development Authority of Monroe County Georgia Power Co.øø	2.80	12-1-2041	500,000	495,209
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	501,984
				997,193
				1,323,043
Guam: 0.64%
Water & sewer revenue: 0.64%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	200,000	203,874
Illinois: 4.51%
Airport revenue: 1.57%
Chicago Midway International Airport Series C AMT	5.00	1-1-2027	500,000	505,261
GO revenue: 2.94%
Chicago Board of Education Series B	5.25	12-1-2029	315,000	325,541
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2028	300,000	312,871
State of Illinois Series A	5.00	3-1-2027	300,000	304,482
				942,894
				1,448,155
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Indiana: 2.67%
Housing revenue: 2.02%
East Allen Multi-School Building Corp. East Allen County Schools	5.00%	7-15-2028	$125,000	$130,888
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools (BAM Insured)	5.00	7-15-2026	515,000	515,342
				646,230
Tax revenue: 0.65%
Vanderburgh County Redevelopment District Burkhardt Road Economic Development Area	5.00	2-1-2029	200,000	208,769
				854,999
Iowa: 0.97%
Housing revenue: 0.97%
Mizuho Floater/Residual Trust Series 2026-MIZ9261 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.97	10-27-2028	310,000	310,000
Michigan: 1.25%
Housing revenue: 1.25%
Michigan State Building Authority Series Iøø	2.77	4-15-2058	400,000	400,000
Minnesota: 3.90%
GO revenue: 0.78%
City of Kiester Series A	4.00	12-1-2026	250,000	250,153
Housing revenue: 3.12%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.72	8-15-2038	500,000	500,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72	9-15-2031	500,000	500,000
				1,000,000
				1,250,153
Mississippi: 1.61%
GO revenue: 1.61%
Biloxi Public School District	5.00	5-1-2029	490,000	517,894
Nebraska: 2.73%
GO revenue: 1.17%
Seward County Rural Fire Protection District	4.00	12-15-2026	375,000	375,720
Tax revenue: 1.56%
City of McCook BAN	4.50	9-1-2027	500,000	501,563
				877,283
Nevada: 0.44%
Tax revenue: 0.44%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	140,000	140,869
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short Municipal ETF

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.83%
GO revenue: 0.83%
City of Newark BAN	4.00%	12-11-2026	$265,000	$266,167
New York: 4.68%
GO revenue: 0.94%
City of Ithaca BAN	4.50	7-17-2026	300,000	300,131
Health revenue: 1.56%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders Trust Co. LOC)ø	2.83	7-1-2048	500,000	500,000
Miscellaneous revenue: 1.56%
Tender Option Bond Trust Receipts/Certificates Series 2026-BAP0002 (Bank of America N.A. LIQ)144Aø	2.97	12-2-2027	500,000	500,000
Water & sewer revenue: 0.62%
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	3.05	6-15-2049	200,000	200,000
				1,500,131
North Carolina: 1.00%
Health revenue: 1.00%
North Carolina Medical Care Commission Advocate Health Obligated Group Series A-3	5.00	12-1-2028	290,000	305,968
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	15,000	15,013
				320,981
Ohio: 9.63%
GO revenue: 7.21%
Akron City School District	4.00	8-6-2026	500,000	500,521
City of Newark BAN	4.00	3-16-2027	200,000	200,857
City of North Olmsted BAN144A	4.00	6-23-2027	300,000	303,371
City of Richmond Heights BAN	4.50	7-30-2026	400,000	400,391
City of Wyoming BAN144A	4.00	10-13-2026	250,000	250,744
County of Logan BAN	4.13	8-4-2026	400,000	400,329
County of Lorain Series A BAN	4.00	4-21-2027	255,000	256,478
				2,312,691
Health revenue: 2.42%
County of Hamilton TriHealth Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)øø	2.95	8-15-2051	270,000	270,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	500,000	505,074
				775,074
				3,087,765
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Oklahoma: 3.80%
Health revenue: 1.17%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.31%	8-15-2031	$375,000	$375,000
Housing revenue: 2.63%
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	200,000	201,269
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	275,000	275,745
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2028	350,000	367,191
				844,205
				1,219,205
Pennsylvania: 10.41%
Education revenue: 2.22%
Pennsylvania Higher Educational Facilities Authority Drexel University	5.00	5-1-2028	255,000	261,232
Scranton-Lackawanna Health & Welfare Authority University of Scranton Series B	5.00	11-1-2026	450,000	452,577
				713,809
GO revenue: 1.56%
City of Philadelphia Series B (Truist Bank LOC)ø	2.75	8-1-2031	500,000	500,000
Health revenue: 4.29%
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.29	12-1-2041	375,000	375,000
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.48	9-1-2050	400,000	400,000
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.70	1-1-2038	200,000	200,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.72	7-15-2043	400,000	400,000
				1,375,000
Housing revenue: 1.56%
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	500,000	501,478
Resource recovery revenue: 0.78%
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	2.95	4-1-2034	250,000	249,965
				3,340,252
South Carolina: 1.75%
Health revenue: 0.50%
Medical University Hospital Authority Nexton Project (FHA Insured)	5.00	11-15-2029	150,000	160,083
Utilities revenue: 1.25%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)ø	2.92	1-1-2036	400,000	400,000
				560,083
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short Municipal ETF

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.78%
Utilities revenue: 0.78%
Tennessee Energy Acquisition Corp. Series B	5.63%	9-1-2026	$250,000	$250,766
Texas: 14.55%
GO revenue: 7.91%
Harris County Hospital District	5.00	2-15-2029	240,000	254,626
Hays Consolidated Independent School District	5.00	2-15-2027	250,000	253,772
Hutto Independent School Districtøø	4.00	2-1-2055	400,000	408,652
Kilgore Independent School Districtøø	4.00	2-15-2052	500,000	500,607
Prosper Independent School Districtøø	4.00	2-15-2053	500,000	511,177
Spring Independent School District	5.00	8-15-2026	300,000	300,852
State of Texas AMT	5.00	8-1-2027	300,000	306,938
				2,536,624
Housing revenue: 1.41%
Fort Worth Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	460,000	452,508
Industrial development revenue: 0.80%
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	250,000	256,787
Resource recovery revenue: 1.56%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Døø	2.90	11-1-2040	500,000	500,000
Utilities revenue: 2.87%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	500,000	500,135
Texas Municipal Gas Acquisition & Supply Corp. V	5.00	4-1-2027	415,000	420,192
				920,327
				4,666,246
Washington: 1.92%
Health revenue: 1.92%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2027	285,000	292,134
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series B	5.00	10-1-2030	300,000	323,180
				615,314
West Virginia: 0.78%
Resource recovery revenue: 0.78%
West Virginia EDA Kentucky Power Co. Series A AMTøø	3.75	4-1-2036	250,000	250,673
Wisconsin: 1.05%
GO revenue: 0.72%
Blackhawk Technical College District Series A	4.00	4-1-2027	230,000	232,375
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.33%
City of Green Bay Water System Revenue	5.00%	11-1-2028	$100,000	$105,199
				337,574
Total municipal obligations (Cost $30,744,287)				30,748,980

		Yield	Shares
Short-term investments: 2.54%
Investment companies: 2.54%
Allspring Government Money Market Fund Select Class♠∞		3.57	814,029	814,029
Total short-term investments (Cost $814,029)				814,029
Total investments in securities (Cost $31,558,316)	98.40%			31,563,009
Other assets and liabilities, net	1.60			513,822
Total net assets	100.00%			$32,076,831

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short Municipal ETF

Portfolio of investments—June 30, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$18,544,302	$(17,730,273)	$0	$0	$814,029	814,029	$16,490
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 9

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $30,744,287)	$30,748,980
Investments in affiliated securities, at value (cost $814,029)	814,029
Cash	36
Receivable for Fund shares sold	1,002,400
Receivable for interest	329,471
Receivable for investments sold	30,000
Total assets	32,924,916
Liabilities
Payable for investments purchased	843,486
Management fee payable	4,599
Total liabilities	848,085
Total net assets	$32,076,831
Net assets consist of
Paid-in capital	$32,038,014
Total distributable earnings	38,817
Total net assets	$32,076,831
Net asset value per share
Based on $32,076,831 divided by 1,280,000 shares issued and outstanding (unlimited number of shares authorized)	$25.06
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short Municipal ETF

Statement of operations—year ended June 30, 20261
Statement of operations
Investment income
Interest	$836,237
Income from affiliated securities	16,490
Total investment income	852,727
Expenses
Management fee	51,846
Interest expense	3,303
Total expenses	55,149
Net investment income	797,578
Realized and unrealized gains (losses) on investments
Net realized gains on investments	13,722
Net change in unrealized gains (losses) on investments	4,693
Net realized and unrealized gains (losses) on investments	18,415
Net increase in net assets resulting from operations	$815,993
1 For the period from July 7, 2025 (commencement of operations) to June 30, 2026
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026[1]
Operations
Net investment income		$797,578
Net realized gains on investments		13,722
Net change in unrealized gains (losses) on investments		4,693
Net increase in net assets resulting from operations		815,993
Distributions to shareholders from
Net investment income and net realized gains		(777,176)
Capital share transactions	Shares
Proceeds from shares sold	1,280,001	32,038,039
Payment for shares redeemed	(1)	(25)
Net increase in net assets resulting from capital share transactions		32,038,014
Total increase in net assets		32,076,831
Net assets
Beginning of period		0
End of period		$32,076,831
1 For the period from July 7, 2025 (commencement of operations) to June 30, 2026
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short Municipal ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended June 30
2026[1]
Net asset value, beginning of period	$25.00
Net investment income	0.68 [2]
Net realized and unrealized gains (losses) on investments	0.04
Total from investment operations	0.72
Distributions to shareholders from
Net investment income	(0.65)
Net realized gains	(0.01)
Total distributions to shareholders	(0.66)
Net asset value, end of period	$25.06
Total return[3]	2.89%
Ratios to average net assets (annualized)
Expenses	0.19%*
Net investment income	2.77%*
Supplemental data
Portfolio turnover rate[4]	109%
Net assets, end of period (000s omitted)	$32,077

*	Ratio includes 0.01% interest expense.
[1]	For the period from July 7, 2025 (commencement of operations) to June 30, 2026
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 13

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short Municipal ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
14 | Allspring Ultra Short Municipal ETF

Notes to financial statements
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $31,558,463 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$31,111
Gross unrealized losses	(26,565)
Net unrealized gains	$4,546
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$30,748,980	$0	$30,748,980
Short-term investments
Investment companies	814,029	0	0	814,029
Total assets	$814,029	$30,748,980	$0	$31,563,009
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.18% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds
Allspring Ultra Short Municipal ETF | 15

Notes to financial statements
Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from July 7, 2025 (commencement of operations) to June 30, 2026, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $9,250,000, $5,215,190 and $1,042 in interfund purchases, sales and net realized gains (losses), respectively, for the period from July 7, 2025 (commencement of operations) to June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from July 7, 2025 (commencement of operations) to June 30, 2026 were $55,587,407 and $28,046,679, respectively. The Fund didn’t have any in-kind transactions during the period.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from July 7, 2025 (commencement of operations) to June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the period from July 7, 2025 (commencement of operations) to June 30, 2026 was $33,219 of ordinary income and $743,957 of tax-exempt income.
As of June 30, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Unrealized gains	Total
$2,636	$31,635	$4,546	$38,817
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
16 | Allspring Ultra Short Municipal ETF

Notes to financial statements
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Ultra Short Municipal ETF | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short Municipal ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statements of operations and changes in net assets for the period from July 7, 2025 (commencement of operations) to June 30, 2026, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 7, 2025 (commencement of operations) to June 30, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
18 | Allspring Ultra Short Municipal ETF

Other information (unaudited)
Other information
Tax information
For the fiscal year ended June 30, 2026, $16,539 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended June 30, 2026, $11,196 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short Municipal ETF | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Ultra Short Municipal ETF

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short Municipal ETF (the “ETF”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF was recently formed and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Ultra Short Municipal ETF | 21

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the ETF’s performance history in connection with the Board’s future review and approval of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds. The Board noted that the ETF has a substantially similar investment strategy to the Allspring Ultra Short-Term Municipal Income Fund, a mutual fund offered by Allspring Global Investments (the “Mutual Fund”), and that the ETF’s unitary fee rate is lower than the Mutual Fund’s management fee rate, except at the highest management fee breakpoint, where the two rates are equal. The Board considered the expense group prepared by Broadridge in assessing the unitary fee rate of the ETF relative to its peers, and assessed the management fee of the Mutual Fund relative to the Broadridge expense group for the Mutual Fund’s peers. The Board also considered that the unitary fee rate for the ETF reflects market dynamics for exchange-traded funds relative to mutual funds, including the competitive pricing necessary for an exchange-traded fund to attract investors, and that the management fee of the Mutual Fund and the unitary fee of the ETF should be considered in light of the differing market dynamics and competitive factors relevant to each of the Mutual Fund and the ETF, respectively. Additionally, the Board considered that exchange-traded funds and the ecosystem in which they operate have various fundamental structural, service, and market differences from mutual funds, including that exchange-traded funds operate in both a primary and secondary market.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.

22 | Allspring Ultra Short Municipal ETF

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Ultra Short Municipal ETF | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAUSM 06-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: August 21, 2026